Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 2,863	$ 1,249
Accounts receivable	5,439	5,316
Inventories	2,564	2,525
Income taxes receivable		13
Prepaid expenses and other	278	150
Assets held for sale		609
Total current assets	11,144	9,862
Investments	399	379
Fixed assets, net	6,005	5,402
Goodwill	1,344	1,337
Deferred tax assets	271	220
Other assets	543	526
Noncurrent assets held for sale		348
Consolidated total assets	19,706	18,074
Current liabilities
Bank indebtedness	25	30
Accounts payable	4,746	4,765
Accrued salaries and wages	660	686
Other accrued liabilities	1,512	1,448
Income taxes payable	122
Long-term debt due within one year	211	183
Liabilities held for sale		514
Total current liability	7,276	7,626
Long-term debt	2,346	812
Long-term employee benefit liabilities	504	559
Other long-term liabilities	331	278
Deferred tax liabilities	132	92
Long-term liabilities held for sale		34
Total liability	10,589	9,401
Shareholders' equity
Common Shares [issued: 402,264,201; 2014 - 410,325,270	3,942	3,979
Contributed surplus	107	83
Retained earnings	6,387	5,155
Accumulated other comprehensive loss	(1,470)	(558)
Stockholders equity attributable to Magna International Inc	8,966	8,659
Non-controlling interests	151	14
Total stockholder's equity	9,117	8,673
Total liability and stockholders' equity	$ 19,706	$ 18,074